Inventory and Cost of Sales (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Inventory And Cost Of Sales Tables
Inventories
	As of
	June 30, 2014	December 31, 2013
Finished goods	$5,015	$4,642
Raw materials	3,880	1,667
	8,895	6,309
Reserve for excess and obsolete	(370)	(336)

Inventory, net	$8,525	$5,973

	December 31,
	2013	2012
Finished goods	$4,642	$3,213
Raw materials	1,667	1,828
	6,309	5,041
Reserve for excess and obsolete	(336)	(366)

Inventory, net	$5,973	$4,675